CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net (loss) income	$ (855)	$ 1,118	$ 2,417
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Provision for loan losses	1,319	2,896	1,558
Employee stock ownership plan expense	559	543	467
Equity incentive plan expense	757	189	100
Excess tax benefit from share-based compensation	(9)	(4)	(3)
Amortization of investment premiums and discounts, net	1,259	1,168	650
Amortization of loan premiums and discounts, net	1,473	1,423	1,458
Depreciation and amortization of premises and equipment	1,992	1,852	1,947
Amortization of core deposit intangible	220	11	21
Amortization of deferred debt issue costs	262	211	203
Net loss (gain) on sale of securities	1,155	(273)	(486)
Other-than-temporary impairment losses on securities	8	123	148
Net (gain) loss on trading securities and derivatives	(205)	358	(195)
Deferred income tax (benefit) provision	(1,073)	(1,100)	891
Loans originated for sale	(46,239)	(53,552)	(47,134)
Proceeds from sale of loans held for sale	49,985	55,260	49,098
Net gain on sale of loans held for sale	(835)	(1,646)	(611)
Net loss on disposal of SI Trust Servicing operations	0	698	0
Net gain on sale of loans held for investment	(201)	0	(275)
Net loss on disposal of equipment	0	5	41
Impairment loss on long-lived assets	0	392	0
Net loss on sales or write-downs of other real estate owned	43	60	236
Increase in cash surrender value of bank-owned life insurance	(400)	(284)	(289)
Gain on bank-owned life insurance proceeds	0	(349)	(122)
Change in operating assets and liabilities:
Accrued interest receivable	42	324	(443)
Other assets	(609)	1,585	1,580
Accrued expenses and other liabilities	1,509	1,232	62
Net cash provided by operating activities	10,157	12,240	11,319
Cash flows from investing activities:
Purchases of available for sale securities	(54,671)	(41,721)	(139,919)
Proceeds from sales of available for sale securities	26,115	44,033	36,883
Proceeds from maturities of and principal repayments on available for sale securities	45,275	54,452	53,366
Redemption of Federal Home Loan Bank stock	325	0	0
Loan principal collections (originations), net	13,585	(22,875)	23,016
Purchases of loans	(22,950)	(49,768)	(46,999)
Proceeds from sale of loans held for investment	3,189	0	7,966
Proceeds from sale of other real estate owned	1,314	1,361	954
Purchases of premises and equipment	(2,140)	(1,472)	(2,516)
Proceeds from bank-owned life insurance	0	585	603
Net cash paid for Newport acquisition	(8,935)	0	0
Net cash provided by (used in) investing activities	1,107	(15,405)	(66,646)
Cash flows from financing activities:
Net (decrease) increase in deposits	(8,836)	3,222	41,212
Net increase (decrease) in mortgagors' and investors' escrow accounts	7	(84)	(134)
Proceeds from Federal Home Loan Bank advances	63,000	7,000	23,000
Repayments of Federal Home Loan Bank advances, net of amortization of discount	(59,509)	(9,000)	(37,100)
Repayments of other borrowings, net of amortization of discount	(15,072)	0	0
Net proceeds from common stock offering	0	0	2,774
Excess tax benefit from share-based compensation	9	4	3
Purchase of shares by ESOP pursuant to reorganization	0	0	(3,141)
Purchase of shares for equity plan	0	(2,238)	0
Stock options exercised	94	10	0
Cash dividends on common stock	(1,227)	(1,171)	(1,191)
Common shares repurchased	(98)	(5,301)	(5)
Net cash (used in) provided by financing activities	(21,632)	(7,558)	25,418
Net change in cash and cash equivalents	(10,368)	(10,723)	(29,909)
Cash and cash equivalents at beginning of year	37,689	48,412	78,321
Cash and cash equivalents at end of year	27,321	37,689	48,412
Supplemental cash flow information:
Interest paid	8,335	9,682	11,440
Income taxes paid (received), net	1,562	(321)	790
Transfer of stock offering escrow for issuance of common shares	0	0	47,556
Transfer of loans to other real estate owned	2,393	1,787	881
Fair value of non-cash tangible assets acquired	408,136	0	0
Goodwill and core deposit intangibles	16,335	0	0
Fair value of liabilities assumed	385,431	0	0
Value of common shares issued	$ 30,105	$ 0	$ 0